Accrued Expenses And Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses And Other Current Liabilities [Abstract]
Payroll, bonus and vacation expense	$ 3,573	$ 4,086
Non income taxes	2,750	3,318
Royalty expenses	2,001	2,536
Accrued interest	760	671
Health claims	1,036	1,479
Workers' compensation & pneumoconiosis	1,190	1,784
Deferred revenues	3,592	2,788
Accrued insured litigation claims	2,579	2,783
Other	3,086	2,733
Total	$ 20,567	$ 22,178